Document and Entity Information	12 Months Ended
Feb. 28, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	TAL Education Group
Entity Central Index Key	0001499620
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	TAL
Entity Shell Company	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	126,501,071
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	70,556,000